SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Current income tax provision	$ 103,853	$ 313,758
Deferred income tax provision (benefit)	706,870	313,963
Income tax provision	810,723	627,721
CAYMAN ISLANDS
Current income tax provision
Deferred income tax provision (benefit)
SEYCHELLES
Current income tax provision
MALAYSIA
Current income tax provision	103,853	313,758
Deferred income tax provision (benefit)	$ 706,870	$ 313,963